Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests

The following table provides the changes, net of tax, in Accumulated other comprehensive income/(loss):
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2013	$(177)	$(161)	$236	$(6,110)	$259	$(5,953)
Other comprehensive income/(loss)(a)	(440)	240	(86)	2,887	54	2,655
Sale of 19.8% of subsidiary through an IPO(b)	27	—	—	—	—	27
Balance, December 31, 2013	(590)	79	150	(3,223)	313	(3,271)
Other comprehensive income/(loss)(a)	(2,099)	438	(372)	(2,432)	419	(4,045)
Balance, December 31, 2014	(2,689)	517	(222)	(5,654)	733	(7,316)
Other comprehensive income/(loss)(a)	$(3,174)	$(96)	$(5)	$921	$148	$(2,206)
Balance, December 31, 2015	$(5,863)	$421	$(227)	$(4,733)	$880	$(9,522)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $26 million loss in 2015, $3 million gain in 2014 and $62 million loss in 2013.

(b)	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D.
As of December 31, 2015, we estimate that we will reclassify into 2016 income the following pre-tax amounts currently held in Accumulated other comprehensive loss: $437 million of unrealized pre-tax losses on derivative financial instruments (expected to be offset primarily by gains resulting from reclassification adjustments related to available-for-sale securities); $555 million of actuarial losses related to benefit plan obligations and plan assets and other benefit plan items; and $163 million of prior service credits, primarily related to benefit plan amendments.